Financial assets at fair value through other comprehensive income - Securities	12 Months Ended
Dec. 31, 2023
Financial Assets At Fair Value Through Other Comprehensive Income - Securities
Financial assets at fair value through other comprehensive income - Securities

Note 8 - Financial assets at fair value through other comprehensive income - Securities

The accounting policy on financial assets and liabilities is presented in Note 2c IV.

The fair value and corresponding gross carrying amount of Financial Assets at Fair Value through Other Comprehensive Income - Securities assets are as follows:

	12/31/2023				12/31/2022
	Gross carrying amount	Fair value adjustments (in stockholders' equity)	Expected loss	Fair value	Gross carrying amount	Fair value adjustments (in stockholders' equity)	Expected loss	Fair value
Brazilian government securities	84,567	(662)	-	83,905	79,844	(3,165)	-	76,679
Other government securities	36	-	(36)	-	36	-	(36)	-
Government securities – Latin America	23,715	158	(1)	23,872	27,937	(426)	(1)	27,510
Government securities – Abroad	9,923	(12)	(1)	9,910	10,460	(60)	-	10,400
Corporate securities	13,252	(771)	(129)	12,352	16,027	(3,791)	(77)	12,159
Shares	6,960	(817)	-	6,143	8,571	(3,686)	-	4,885
Rural product note	-	-	-	-	373	18	(1)	390
Bank deposit certificates	44	1	(1)	44	714	-	-	714
Real estate receivables certificates	65	2	-	67	-	-	-	-
Debentures	1,837	21	(85)	1,773	1,231	(3)	(45)	1,183
Eurobonds and other	4,081	16	(40)	4,057	4,418	(112)	(27)	4,279
Financial bills	-	-	-	-	13	-	-	13
Other	265	6	(3)	268	707	(8)	(4)	695
Total	131,493	(1,287)	(167)	130,039	134,304	(7,442)	(114)	126,748

The Securities pledged in guarantee of funding transactions of financial institutions and customers and Post-employment benefits (Note 26b), are: a) Brazilian government securities R$ 38,389 (R$ 50,918 at 12/31/2022), b) Government securities - Latin America R$ 2,932 (R$ 6,662 at 12/31/2022) and c) Corporate securities R$ 868 (R$ 720 at 12/31/2022), totaling R$ 42,189 (R$ 58,300 at 12/31/2022).

The gross carrying amount and the fair value of financial assets through other comprehensive income - securities by maturity are as follows:

	12/31/2023		12/31/2022
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Current	49,545	48,643	59,304	55,517
Non-stated maturity	6,960	6,143	8,571	4,885
Up to one year	42,585	42,500	50,733	50,632
Non-current	81,948	81,396	75,000	71,231
From one to five years	56,984	56,886	49,068	47,705
From five to ten years	14,518	14,585	17,458	16,340
After ten years	10,446	9,925	8,474	7,186
Total	131,493	130,039	134,304	126,748

Equity instruments that ITAÚ UNIBANCO HOLDING adopted the option of designating at fair value through other comprehensive income, due to the particularities of a certain market, are presented in the table below:

	12/31/2023				12/31/2022
	Gross carrying amount	Adjustments to fair value (in Stockholders' equity)	Expected loss	Fair value	Gross carrying amount	Adjustments to fair value (in Stockholders' equity)	Expected loss	Fair value
Current
Non-stated maturity
Shares	6,960	(817)	-	6,143	8,571	(3,686)	-	4,885
Total	6,960	(817)	-	6,143	8,571	(3,686)	-	4,885

In the period, there was receipt of dividends in the amount of R$ 275 (R$ 0 from 01/01 to 12/31/2022) and there were reclassifications of R$ (78.1) (R$ (48.3) at 12/31/2022) in Stockholders' equity, due to partial sales of XP INC shares (Note 3).

Reconciliation of expected loss for Other financial assets, segregated by stages:

01/01/2023
Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss
	12/31/2022								12/31/2023
Financial assets at fair value through other comprehensive income	(114)	(44)	(5)	17	38	8	(17)	-	(117)
Brazilian government securities	(36)	-	-	-	-	-	-	-	(36)
Other	(36)	-	-	-	-	-	-	-	(36)
Government securities - Latin America	(1)	(2)	-	-	7	-	(5)	-	(1)
Government securities - Abroad	-	(1)	-	-	-	-	-	-	(1)
Corporate securities	(77)	(41)	(5)	17	31	8	(12)	-	(79)
Rural product note	(1)	-	-	1	-	-	-	-	-
Bank deposit certificate	-	(12)	(1)	5	-	8	-	-	-
Debentures	(45)	(17)	(2)	4	14	-	-	-	(46)
Eurobonds and other	(27)	(12)	(2)	6	17	-	(12)	-	(30)
Other	(4)	-	-	1	-	-	-	-	(3)

Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Expected loss
	12/31/2022								12/31/2023
Financial assets at fair value through other comprehensive income	-	(25)	(8)	4	17	26	(38)	-	(24)
Government securities - Latin America	-	-	-	2	5	-	(7)	-	-
Corporate securities	-	(25)	(8)	2	12	26	(31)	-	(24)
Bank deposit certificate	-	(1)	-	-	-	-	-	-	(1)
Debentures	-	(25)	-	-	-	26	(14)	-	(13)
Eurobonds and other	-	1	(8)	2	12	-	(17)	-	(10)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Expected loss
	12/31/2022								12/31/2023
Financial assets at fair value through other comprehensive income	-	-	-	8	-	-	(8)	(26)	(26)
Corporate securities	-	-	-	8	-	-	(8)	(26)	(26)
Bank deposit certificate	-	-	-	8	-	-	(8)	-	-
Debentures	-	-	-	-	-	-	-	(26)	(26)
01/01/2022
Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss
	12/31/2021								12/31/2022
Financial assets at fair value through other comprehensive income	(84)	(14)	(16)	-	-	-	-	-	(114)
Brazilian government securities	(36)	-	-	-	-	-	-	-	(36)
Other	(36)	-	-	-	-	-	-	-	(36)
Government securities - Latin America	-	-	(1)	-	-	-	-	-	(1)
Corporate securities	(48)	(14)	(15)	-	-	-	-	-	(77)
Rural product note	-	(1)	-	-	-	-	-	-	(1)
Debentures	(44)	(1)	-	-	-	-	-	-	(45)
Eurobonds and other	(1)	(13)	(13)	-	-	-	-	-	(27)
Other	(3)	1	(2)	-	-	-	-	-	(4)